Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9. RELATED PARTY TRANSACTIONS

Due from related parties:

As of December 31, 2019, the Company has related party receivables of $76,467, due to advances made on behalf of related parties, including $43,414 due from Sheng Ying Xin (Beijing) Film Industry Co., Ltd., $28,259 from Beijing Zhiping Science.

Due to related party:

As of December 31, 2019 and 2018, the Company has related party payables of $279,925 and $32,005, respectively, due to Mr. Jianxin Lin the Company’s founder, former chairman of the board of directors and former chief executive officer and Mr Jinchi Xu the Company’s director and chief financial officer, who lend funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.